Submission	Jun. 30, 2026
Submission [Line Items]
Central Index Key	0000887396
Registrant Name	EMPIRE PETROLEUM CORPORATION
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A